Mortgage Notes Payable (Summary Of Mortgage Notes Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Mortgages notes payable	$ 133,245,422	$ 81,559,312
Estates At Millenia [Member]
Debt Instrument [Line Items]
Mortgages notes payable	34,950,000
Westmont Common [Member]
Debt Instrument [Line Items]
Mortgages notes payable	17,920,000
The Pointe At Canyon Ridge [Member]
Debt Instrument [Line Items]
Mortgages notes payable	26,400,000	27,103,966
Arbors River Oaks [Member]
Debt Instrument [Line Items]
Mortgages notes payable	8,978,000	8,978,000
Lakeshore On The Hill [Member]
Debt Instrument [Line Items]
Mortgages notes payable	6,834,000	6,834,000
The Trails Of Signal Mountain [Member]
Debt Instrument [Line Items]
Mortgages notes payable	8,317,000	8,317,000
Post Oak [Member]
Debt Instrument [Line Items]
Mortgages notes payable	5,277,000	5,277,000
Merce Apartments [Member]
Debt Instrument [Line Items]
Mortgages notes payable	5,475,000	5,475,000
Fox Partners [Member]
Debt Instrument [Line Items]
Mortgages notes payable	14,968,000	14,968,000
Maitland [Member]
Debt Instrument [Line Items]
Mortgages notes payable	$ 4,126,422	$ 4,606,346